Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Registrant Name	SALLY BEAUTY HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33145
Entity Tax Identification Number	36-2257936
Entity Address, Address Line One	7900 Windrose Avenue
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	800
Local Phone Number	777-5706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SBH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001368458